Note 21 - Business Acquisition - Pro Forma Information (Details) - Liberty Bancshares Inc [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Net interest income	$ 1,366
Noninterest income	117
Net income	$ 867
Net interest income		$ 63,277	$ 63,770
Noninterest income		10,151	9,779
Business Acquisition, Pro Forma Net Income (Loss)		$ 21,142	$ 16,297
Basic (in dollars per share)		$ 3.51	$ 1.86
Diluted (in dollars per share)		$ 3.50	$ 1.86